Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue
Summary of analysis of the company's revenue for the year from continuing operations

	2021	2020	2019
	£ 000	£ 000	£ 000
Rendering of engineering consultancy services	132	87	70